Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 22, 2014
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated January 22, 2014 to the

Prospectus and Summary Prospectuses dated April 1, 2013 and the

Prospectus and Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund, RetireSMARTSM Moderate Fund, RetireSMARTSM Moderate Growth Fund, RetireSMARTSM Growth Fund, RetireSMARTSM In Retirement Fund, RetireSMARTSM 2010 Fund, RetireSMARTSM 2015 Fund, RetireSMARTSM 2020 Fund, RetireSMARTSM 2025 Fund, RetireSMARTSM 2030 Fund, RetireSMARTSM 2035 Fund, RetireSMARTSM 2040 Fund, RetireSMARTSM 2045 Fund, RetireSMARTSM 2050 Fund, and RetireSMARTSM 2055 Fund, in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital”) and OFI Global Asset Management, Inc. (“OFI Global”), respectively, each of which is a majority owned, indirect subsidiary of MassMutual).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE